MATERIAL EVENTS (Details Narrative) - USD ($)														1 Months Ended																		3 Months Ended	12 Months Ended
	Sep. 13, 2022	Aug. 01, 2022	May 02, 2022	Jul. 11, 2021	Jul. 09, 2021	Apr. 02, 2021	Jan. 05, 2021	Jul. 08, 2020	Jun. 11, 2020	Jun. 08, 2020	Jun. 05, 2020	Jun. 04, 2020	May 05, 2020	Oct. 26, 2022	Aug. 25, 2022	Jul. 20, 2022	May 19, 2022	Mar. 31, 2022	Feb. 25, 2022	Feb. 24, 2022	Feb. 24, 2022	Feb. 18, 2022	Nov. 30, 2021	Oct. 18, 2021	Jun. 16, 2021	Apr. 21, 2021	Mar. 25, 2021	Jan. 19, 2021	Nov. 30, 2020	Jul. 27, 2020	Jun. 30, 2019	Mar. 31, 2023	Dec. 31, 2022	Feb. 17, 2022	Dec. 31, 2021	Nov. 01, 2021	Aug. 23, 2021	Apr. 12, 2021	Nov. 30, 2018
Statement [Line Items]
Conversion of Stock, Shares Converted																										37,456
Exercise price of the warrants														125.00%
Warrants issued														8,531,004
Percentage of holder subscription amount														35.00%
Common stock par value														$ 0.00001
Debt conversion face amount																											$ 777,777						$ 172,200
Total shares of common stock issued														2,216,080
Interest rate							8.00%	3.75%	8.00%	8.00%	8.00%	8.00%	1.00%									12.00%							6.00%	9.00%	8.00%
Debt instrument convertible price per share																						$ 0.54
Purchase price after closing transaction																				$ 153,750	$ 153,750
Monthly Payment																				19,286
Debenture description														the $500,000 Debenture shall receive $250,000: $500,000 x $5,000,000/ $10,000,000																		the $500,000 Debenture shall receive $250,000: $500,000 x $5,000,000/ $10,000,000
Additional Warrant					100,000																							100,000	350,000
Shares issued to convertible note																																				20,000	20,000		12,000,000
Debt instrument maturity date							Apr. 05, 2021	Aug. 15, 2022	Sep. 11, 2020	Sep. 08, 2020	Jun. 30, 2020	Sep. 05, 2020	Aug. 15, 2022									Jan. 31, 2025								Aug. 15, 2022	Jun. 30, 2020
Aggregate principal amount																											1,666,666
Original issue discount																				$ 18,450							166,666						72,200
Purchase price of note																											1,500,000		$ 120
Initial tranche amount																											$ 700,000
Antidilutive securities description																											The Warrants have a term of 60 months, and contain full-ratchet anti-dilution protection provisions, and have an exercise price of $1.50 per share for 50% of the Warrants
Warrant Period																		5 years	5 years										5 years
Exercise Price																													$ 1.00
Common stock warrant issued																		30,555	39,285
Warrant excercise price																		$ 2.25	$ 1.75
Pay-off Letter Agreement Amount						$ 252,875
Secured Convertible Promissory Note																													$ 203,000
Original Issue Discount																										40,000
Convertible Secured Subordinated Promissory Note [Member]
Statement [Line Items]
Interest rate														8.50%																		8.50%
Convertible subordinate promissory note																																$ 5,000,000	$ 5,000,000
Interest rate of note														8.50%
Outstanding pursuant to the note amount														40.00%																		40.00%
Conversion price of share														$ 5.00																		$ 5.00
Line Of Credit [Member]
Statement [Line Items]
Shares issued to convertible note																																		50,000
Investors [Member]
Statement [Line Items]
Stock issued during the period, shares																											116,667
Interest rate description																											Company shall issue to the Investor an amount of the Company’s restricted common stock equal to the purchase price of such future tranche or tranches divided by six. The maturity date of each tranche of the Note is twelve months after the payment of such tranche. The Note provides that the Investor may not convert any amount of the Note that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice
2021 Incentive Plan [Member]
Statement [Line Items]
Shares issued to convertible note																								5,500,000
Awarded shares																								3,650,000
Total outstanding options																								4,000,000
Share Purchase Agreement [Member] | BP [Member]
Statement [Line Items]
Cash Consideration					$ 6,500,000
Description Of Ownership Percentage					Thereafter, we may, from time to time and at our sole discretion, direct BP to purchase shares of our common stock in amounts up to 100,000 shares on any single business day, subject to a maximum of $500,000 per purchase, plus other “VWAP Purchases” under certain circumstances
Securities Purchase Agreement [Member]
Statement [Line Items]
Original Issue Discount				100,000														12,500		18,450	18,450		25,000
Aggregate Purchase Price Of Debt				$ 1,000,000														$ 137,500		$ 172,200	$ 172,200		$ 275,000
Closing Price Of Note				$ 500,000														$ 125,000		$ 153,750	$ 153,750		$ 250,000
Description Of Ownership Percentage				beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note is secured with all of the assets of the Company, as described in the Security Agreement attached as Exhibit 10.3 to this Form S-1. The Purchase Agreement contains customary representations and warranties, and the Offering was subject to customary closing conditions. The Shares were offered by the Company pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement														beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note converts at a fixed rate of $1.25 into common stock unless there is a default under the agreements. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement		the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. Additionally, if the Note is in default there is a 150% penalty. The Note converts at a rate of 25% discount to the lowest trading price for the 10 trading days prior to any such conversion	the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. Additionally, if the Note is in default there is a 150% penalty. The Note converts at a rate of 25% discount to the lowest trading price for the 10 trading days prior to any such conversion		beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice
Transition Services Agreement [Member]
Statement [Line Items]
Estimated cost														$ 100,000
Operational and other employees														$ 135,000
Senior Secured Convertible Promissory Note [Member]
Statement [Line Items]
Shares issued to convertible note																																		29,086
Awarded shares			60,000
Increase in the amount of promissory note			$ 30,000
Senior Secured Convertible Promissory Note [Member] | Securities Purchase Agreement [Member]
Statement [Line Items]
Original issue discount																				$ 18,450
Senior Secured Convertible Promissory Note 1 [Member]
Statement [Line Items]
Exercise price of the warrants														125.00%
Warrants issued														7,449,007
Percentage of holder subscription amount														35.00%
Total shares of common stock issued														2,216,080
Debenture description														the $500,000 Debenture shall receive $250,000: $500,000 x $5,000,000/ $10,000,000
Original Issue Discount														15.00%
Debenture having a subscription														$ 4,500,000
Original principal amount														5,294,117
Convertible subordinate promissory note														5,000,000
Series D preferred with a stated value														100
Total value														8,500,000
Working capital of infusionz on the closing date														1,275,000
Aggregate principal amount														13,893,059
Investment with balance of the principal amount														$ 6,250,000
Interest rate														10.00%
Qualified offering														80.00%
Principal amount outstanding of a debenture														$ 500,000
Proceeds of a qualified offering														5,000,000
Total amount outstanding of all the debenture														10,000,000
Service Agreement [Member]
Statement [Line Items]
Shares issued to convertible note																																		300,000
Senior Convertiable Note [Member]
Statement [Line Items]
Shares issued to convertible note																																		30,000
Awarded shares			60,000
Increase in the amount of promissory note			$ 30,000
Mr. Michael Hill [Member]
Statement [Line Items]
Compensation Per Month																									$ 25,000
Monthy Compensation Amount																													$ 25,000
Mr. Barrett Evans [Member]
Statement [Line Items]
Compensation Per Month																									25,000
Mr John Bennett [Member]
Statement [Line Items]
Compensation Per Month																									$ 12,500
Infused Confections LLC [Member]
Statement [Line Items]
Issued shares for inducement, Shares	58,000	115,000													115,000	10,000	60,000
Issued shares for inducement, price per share																	$ 1.90
Issued shares for inducement, Amount																	114,000
LLC [Member]
Statement [Line Items]
Non-cash consideration														18,000,000
Cash consideration														5,500,000
Purchase price of the LLC interests														$ 23,500,000
Series A Preferred Stock
Statement [Line Items]
Conversion of Stock, Shares Converted																										37,456
Interest rate																						12.00%
Original issue discount																				$ 18,450
Preferred stock, shares issued																																10,000	10,000		10,000
Original Issue Discount																										40,000
Series A Preferred Stock | X L R Medical Corp [Member]
Statement [Line Items]
Preferred stock, shares issued																																						10,000
Series B Preferred Stock
Statement [Line Items]
Conversion of Stock, Shares Converted														16,710,239
Number of common stock available for conversion														800
Number of warrants exchanged for common stock														807,142
Preferred stock, shares issued																																0	800		800
Preferred Stock, Shares Issued																																	800		0			800
Series B Preferred Stock | X L R Medical Corp [Member]
Statement [Line Items]
Preferred stock, shares issued																																						800
Series C Preferred Stock
Statement [Line Items]
Conversion of Stock, Shares Converted														125,506
Number of common stock available for conversion														310,000
Preferred stock, shares issued																																0	310,000		310,000
Series D Preferred Stock [Member]
Statement [Line Items]
Series D Preferred has a stated value per share														$ 100
Series D preferred shares authorized														85,000
Liquidation preference														$ 8,500,000
Preferred stock, shares issued																																85,000	85,000		0
Common Stock [Member] | Share Purchase Agreement [Member] | BP [Member]
Statement [Line Items]
Stock Issued					50,000
Common Stock [Member] | Burdell Partners LLC [Member] | Share Purchase Agreement [Member]
Statement [Line Items]
Stock Issued					50,000
Warrant Issued [Member] | Share Purchase Agreement [Member] | BP [Member]
Statement [Line Items]
Stock Issued					50,000
Warrant Issued [Member] | Burdell Partners LLC [Member] | Share Purchase Agreement [Member]
Statement [Line Items]
Stock Issued					50,000